Derivative Liability (Tables)	12 Months Ended
Oct. 31, 2022
Derivative Liability
Schedule of sensitivity analysis

As at	October 31, 2022	October 31, 2021
	$	$
Windsor derivative liability (i)	-	1,693
FABCBD Put Option derivative liability (iii)	763	2,638
Blessed Put Option derivative liability (iv)	2,899	4,313
NuLeaf Put Option derivative liability (v)	2,674	-
Smoke Cartel contingent consideration (ii)	-	3,028
Total	6,336	11,673
Less current portion	(6,336)	(9,980)
Long-term obligation	-	(1,693)

(i)	On January 6, 2020, the Company entered into a loan agreement with Windsor Private Capital (“Windsor”), a Toronto-based merchant bank, for a senior secured, non-revolving term credit facility (“the Facility”) in the amount of up to $10,000. In connection with the loan agreement, the Company also issued common share purchase warrants, that hold a cashless exercise feature, such that each subscriber received one warrant for each $0.17 original principal amount of its debenture, resulting in 58,823,529 warrants being issued as part of the offering. Each warrant entitles the holder to acquire fifteen shares at an exercise price of $3.83 per share for two years from the date of issuance. As share purchase warrants are exercised by Windsor, the Company revalues the remaining fair value of the derivative liability associated, through the Black-Scholes model. During the year ended October 31, 2022, Windsor exercised all of the remaining outstanding warrants, and the Company recorded a loss on the exercise of warrants of $533.
(ii)	On March 24, 2021, the Company acquired all of the outstanding common shares of Smoke Cartel where the consideration was comprised of cash, common shares, and a contingent consideration that was dependent on certain revenue targets being achieved by December 31, 2021, with the total amount payable being finalized in the fourth quarter of 2021. The Company revalued the derivative liability during the year ended October 31, 2022, based on the Company’s current stock price and recorded a gain of $2,088 in the consolidated statements of net loss and comprehensive loss. During the year, the Company settled the contingent consideration obligation by issuing 500,000 shares valued at $940.
(iii)	On May 10, 2021 the Company acquired 80% of the outstanding shares of FABCBD. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares in FABCBD not acquired upon initial acquisition. The initial obligation under the put option was valued at $3,722. On October 31, 2022, the Company revalued the fair value of the put option and recognized an unrealized gain of $1,874 on the Consolidated statements of net loss and comprehensive loss with a closing balance of $763 (2021: $2,638). On September 20, 2022, the Company received a notice to exercise the put option related to FABCBD, as at year end, the Company is in the process of finalizing the settlement of the put option.
(iv)	On October 19, 2021, the Company acquired 80% of the outstanding shares of Blessed. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of Blessed not acquired upon initial acquisition. The initial obligation under the put option was valued at $4,323. On October 31, 2022, the Company revalued the fair value of the put options and recognized an unrealized gain of $1,415 (2021: $8) on the consolidated statements of loss and comprehensive loss with a closing balance of $2,899 (2021: $4,314).
(v)	On November 29, 2021, the Company acquired 80% of the outstanding shares of NuLeaf. The acquisition agreement also included a call and put option that could result in the Company acquiring the remaining 20% of common shares of NuLeaf not acquired upon initial acquisition. The initial obligation under the put option was valued at $8,326. On October 31, 2022, the Company revalued the fair value of the put option and recognized an unrealized gain of $5,652, on the consolidated statements of net loss and comprehensive loss with a closing balance of $2,674.